REVENUES (Schedule of total revenues by geographical location) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 41,147	$ 42,142
Long-Lived Assets	52,646	52,729
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	13,906	12,724
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	27,241	29,418
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	37,458	37,790
United States [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	9,595	7,981
United States [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	16,881	19,719
Europe [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	794	836
Europe [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	4,347	4,183
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	13,296,000	12,272,000
Long-Lived Assets	15,188	14,939
Israel [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,503	1,770
Israel [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,810	1,604
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,014	2,137
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 4,203	$ 3,912